Share-based Payment Arrangements	12 Months Ended
Dec. 31, 2018
Share-based Payment Arrangements [Abstract]
Share-based Payment Arrangements

Note 10 - Share-based Payment Arrangements

A.	On November 20, 2018, the Company granted 159,759 options and 59,720 RSUs to two executives. The RSUs and options have a vesting period of 3 years from the commencement of the offeree’s engagement with the Group, with a one-year cliff for the first one-third of the vested amount, and over 8 quarters thereafter. The exercise period is 5 years from the date of the grant. The options shall have an exercise price equals to USD 1.59 per one ordinary share. 34,825 thousand RSUs were fully vested at the time of the grant. The fair value of these RSUs and options at the date of the grant was measured at USD 71 thousand and USD 127 thousand, respectively.

On August 15, 2017, the Company’s Board of Directors approved grants of 17 thousand RSUs and 29 thousand options to two consultants. The RSUs and/or options have a vesting period of 3 years from the commencement of the service provider’s engagement, with a one-year cliff for the first one-third of the vested amount, and over 8 quarters thereafter. The exercise period is 7 years from the date of the grant. The options shall have an exercise price equals to USD 1.84 per one ordinary share. 29 thousand options and 9 thousand RSUs were fully vested at the time of the grant. The fair value of these RSUs and options at the date of the grant was measured at USD 32 thousand and USD 31 thousand, respectively.

In addition, on August 15, 2017, the Company’s Board of Directors granted of 42 thousand RSUs and 16 thousand options to one consultant. The RSUs have a vesting period of 3 years from November 25, 2015, with a one-year cliff for the first one-third of the vested amount, and over 8 quarters thereafter. The exercise period is 7 years from the date of the grant. The options shall have an exercise price equal to USD 4.39 per one ordinary share and shall have a vesting period of 3 years from May 22, 2016. The exercise period is 7 years from the date of the grant. 8 thousand options and 28 thousand RSUs were fully vested at the time of the grant. The fair value of these RSUs and options at the date of the grant was measured at USD 76 thousand and USD 15 thousand, respectively.

In June 2017, the Company’s board of directors decided to amend the Company’s 2016 Equity-Based Incentive Plan (the “Plan”) to increase the number of Ordinary Shares available for issuance thereunder by an additional 1,900,000 Ordinary Shares. No other amendments were made to the Plan.

On August 1, 2017, the Company’s board of directors approved grants of 608 thousand RSUs and 440 thousand options. The options have an exercise price equals to USD1.85 per one ordinary share. The RSUs and/or options have a vesting period of 3 years from the commencement of the Officer’s or Director’s engagement, with a one-year cliff for the first one-third of the vested amount, and over 8 quarters thereafter. The exercise period is 7 years from the date of the grant. 22 thousand RSUs and 20 thousand options were fully vested at the time of the grant. The fair value of these RSUs and options at the date of the grant was measured at USD 1,326 thousand and USD 592 thousand, respectively.

In June 2016, the Company’s shareholders granted 123,438 options to the chairman of the board of directors. The fair value of these options at the date of the grant was measured at USD 680 thousand.

In May 2016 and June 2016, the Company granted 364,069 options to the chairman of board of directors, chief executive officer, chief financial officer, senior employees and a service provider. Each option may be exercised into one ordinary share, at an exercise price of USD 4.04 –USD 4.07 per share over a vesting period of 3 years. The exercise period is 8 years from date of issuance provided, however that with respect to 297,874 thousand of the options granted to directors of the Company, no options were exercisable prior to the Company’s adoption of a revised compensation policy in accordance with the Companies Law. In July 2017 a revised compensation policy was adopted.

The Company recorded an expense of USD 719 thousand USD (2017 - 2,196 thousand), of which USD 660 thousand (2017 - USD 1,905 thousand) are to key management personnel.

B.	Other share based payment arrangements

See Note 9E with regards to share based payments to service providers.

C.	The number and weighted average exercise prices (in USD (*)) of share options are as follows:

	Weighted average exercise price			Number of options
	2018	2017	2016	2018	2017	2016

Outstanding on January 1	3.08	4.29	4.86	1,002,021	519,746	175,536
Expired during the year	7.00	20.72	4.16	30,000	2,239	143,297
Granted during the year	1.59	1.85	4.05	159,759	484,515	487,507
Outstanding on December 31	2.60	3.08	4.29	1,131,780	1,002,022	519,746
Exercisable on December 31	2.95	2.83	3.31	873,344	708,879	113,490

(*)	The exercise price is denominated in NIS and are re-measured using historic exchange rates.

The options outstanding at December 31, 2018 had an exercise price of USD 1.59- USD 4.39 (2017 -USD 1.84 – USD 7.01, 2016 - USD 4.04 - USD 4.07), and weighted average contractual life of 5.29 years (2017 - 7.2 years, 2016 - 7.7 years).

D.	The number of RSUs are as follows:

	Number of RSUs
	2018	2017

Outstanding at January 1	170,727	-
Granted during the year	59,720	667,260
Vested during the year	121,028	496,534
Outstanding at December 31	109,419	170,726

E.	Options to service providers were measured at the fair value of the service, when available.

The fair value of the Company’s share options granted to employees, directors and service providers, where fair value of service was not measurable, was measured using the binominal model, using the fair value of the traded warrants with similar terms, making some adjustments to reflect the specific terms of the options based on the expected duration.

The following assumptions were used:

	2018	2017	2016

Share Price - USD	1.18	1.82 - 2.17	1.06 - 1.348
Option price - USD	0.80	3.28 - 3.82	21.38 - 28.40
Expected volatility (%)	105.77	80.65 - 80.91	-
Expected duration (years)	4.95	6.77 - 6.97	4-8
Dividend yield (%)	-	-	-
Risk free rate interest rate (%)	1.41%	1.36 - 1.39	N/A

F.	On January 3, 2018, TyrNovo granted 1,170 options of TyrNovo to certain employees. The options were fully vested at the date of grant. The exercise period is 7 years from the date of the grant. The options shall have an exercise price equals to USD 0.29 per one ordinary share. The fair value of these options at the date of the grant was measured at USD 431 thousand.

The fair value of these options was measured using the binominal model,

The following assumptions were used:

2018

Share Price - USD	368.39
Option price - USD	369.39
Expected volatility (%)	79.16
Expected duration (years)	7
Dividend yield (%)	-
Risk free rate interest rate (%)	2.4%

In 2018, the Company recorded a share-based compensation expense of USD 431 thousand USD, of which USD 402 thousand are to key management personnel.

G.	Expenses recognized in the financial statements:

	For the year ended December 31
	2018	2017	2016
	USD thousands
Research and development expenses	546	709	176
General and administrative expenses	227	1,570	224
Other expenses	-	29	-

Total share-based expense recognized	773	2,308	400